Personnel expenses - Employees by age distribution (Details) - employee	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Personnel expense
Number of employees	264	253	244
Number of employees under the age of 30 years	12	13	12
Number of employees between 30 and 50 years	131	122	127
Number of employees over 50 years	121	118	105